CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,951)	$ (3,714)	$ (9,883)	$ (7,215)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	0	22	63	7
Loss on extinguishment of debt	0	0	325	0
Depreciation	144	235	483	461
Amortization	543	65	757	0
Stock based compensation	529	546	886	824
Change in fair value of warrants	(648)	(496)	(65)	674
Changes in operating assets and liabilities:
Inventory	194	(74)	14	(669)
Accounts receivable	56	(100)	(267)	(33)
Other current assets	73	88	2	97
Other assets	10	13	254	(25)
Accounts payable	231	172	842	126
Deferred revenue	12	14	10	(26)
Accrued liabilities	613	257	296	223
Total adjustments	1,757	890	3,600	1,659
Net cash used in operating activities	(1,194)	(2,824)	(6,283)	(5,556)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	0	(119)	(150)	(107)
Net cash used in investing activities	0	(119)	(150)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants	2,033	0	1,730	2,214
Net proceeds from issuance of common stock and warrants	720	0	0	0
Proceeds from debt financing, net of issuance costs	203	3,194	5,263	115
Loan acquisition costs	0	0	(452)	0
Payments made on notes and loans payable	(91)	(446)	(656)	(374)
Proceeds from options and warrants exercised	141	67	97	3,276
Net cash provided by financing activities	3,006	2,815	5,982	5,231
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,812	(128)	(451)	(432)
CASH AND CASH EQUIVALENTS, beginning of year	162	613	613	1,045
CASH AND CASH EQUIVALENTS, end of period	1,974	485	162	613
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	56	20	33	31
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued expenses into common stock / options	0	0	207	126
Payment of debt issuance costs via warrants and common stock	0	0	522	0
Conversion of convertible debt into common stock	0	0	893	0
Repayment of debt via issuance of common stock and warrants	0	0	1,697	0
Issuance of common stock as board compensation	0	0	355	463
Deemed dividends in the form of warrants to purchase common stock	0	0	0	537
Deemed dividend on beneficial conversion feature of Series C preferred stock	148	0	0	0
Deemed dividend on price changes for Series B preferred stock warrants	72	0	0	0
Deemed dividend on December 2014 public offering warrants	1,042	0	0	0
Term changes on Series B preferred stock and December 2014 public offering warrants resulting in transfer to equity	1,412	0	0	0
Issuance of common stock as debt repayment	833	66	0	0
Dividends on preferred stock	$ 64	$ 89	$ 0	$ 3,148